TAXATION	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
TAXATION	5. TAXATION
The Santander UK group’s effective tax rate for H1-25 was 26.1% (H1-24: 26.2%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2025	30 June 2024
	£m	£m
Profit before tax	746	813
Tax calculated at the statutory rate of 25% (H1-24: 25%)	187	203
Bank surcharge on profits	23	23
Non-deductible preference dividends paid	4	4
Non-deductible UK Bank Levy	6	5
Other non-deductible costs and non-taxable income	5	2
Tax relief on dividends in respect of other equity instruments	(20)	(20)
Adjustment to prior year provisions	(10)	(4)
Tax on profit	195	213
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year.